Investment Risks - Vanguard Emerging Markets Ex-China ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Because the Fund is an exchange-traded fund (ETF) and the Fund’s shares are traded on an exchange, the Fund is subject to additional risks:
Stock Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices. The Fund’s investments in foreign stocks can be riskier than U.S. stock investments. Foreign stocks may be more volatile and less liquid than U.S. stocks. The prices of foreign stocks and the prices of U.S. stocks may move in opposite directions. In addition, the Fund’s target index may, at times, become focused in stocks of a particular market sector, which would subject the Fund to proportionately higher exposure to the risks of that sector.
Investing in Foreign Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Investing in Foreign Markets. Foreign markets can perform differently than U.S. markets. World events could adversely affect the value and/or liquidity of securities of foreign companies or foreign issuers, potentially in ways that differ from impacts to U.S. companies or issuers. Further, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region could adversely impact a different country or region. In addition, the rights and remedies associated with investments in a fund that invests in foreign securities may be different than a fund that invests in domestic securities. Because the Fund may invest a large portion of its assets in securities of companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.
Emerging Markets Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Emerging Markets Risk. Investments in emerging markets are subject to higher degrees of risk and volatility than investments in developed markets. Compared with developed markets, emerging markets can have greater custodial and operational risks; less developed legal, tax, regulatory, financial reporting, accounting, and recordkeeping systems; and greater political, social, and economic instability than developed markets. In addition, emerging markets generally have less efficient trading markets with lower overall liquidity and more volatile currency exchange rates. Each of these risks could cause losses to the Fund’s investments and/or impact the Fund’s performance.
Ex-China Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Ex-China Investing Risk. As described in the Fund’s principal investment strategies, the index provider excludes certain stocks from the Index based on its own assessment of whether the issuer is a Chinese company. The index provider relies on a proprietary method to determine whether an issuer meets its specified criteria to be defined as a Chinese company; however, the index provider’s criteria may differ from other assessments of what it means for an issuer to be a Chinese company. Additionally, the Index is a market-capitalization weighted index, and its exclusion of Chinese companies causes the Fund to invest more heavily in stocks from other emerging markets, thereby increasing the Fund’s weighting in fewer markets. As a result, the Fund’s investment performance may be impacted by the economic, political, and social conditions in those markets. Lastly, though the Index’s methodology is designed to exclude Chinese companies, the Index, and therefore the Fund, may have significant exposure to countries that could be materially impacted politically, economically, or otherwise by China. For example, the Fund has significant investments in Taiwan that are subject to legal, regulatory, political, currency and economic risks which may be heightened by Taiwan’s geographic proximity to and ongoing geopolitical tensions with China.
Currency Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.
Indexing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Indexing risks. The Fund is subject to risks associated with index investing. Because the Fund generally seeks to track the performance of its target index regardless of how that index is performing, the Fund’s performance may be lower than it would be if the Fund were actively managed. Additionally, because the Fund does not hold all of the securities included in its target index, it is subject to the risk that the representative sample of securities selected by the advisor will, in the aggregate, vary from the investment profile of its full target index. The performance of the Fund’s investments, in the aggregate, may not match the investment performance of its target index. This risk, known as tracking error risk, may be heightened during times of increased market volatility or under other unusual market conditions. The Fund also could be negatively impacted by changes to the target index made by the index provider or by errors made by the index provider. Any gains, losses, or costs associated with or resulting from an error made by the index provider will generally be borne by the Fund and, as a result, the Fund’s shareholders.
Nondiversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Nondiversification risk. By tracking its broad-based index, the Fund may become nondiversified, as defined by the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. Nondiversified funds invest a greater percentage of their assets in a small number of issuers than diversified funds, which means their performance may be negatively impacted by relatively few stocks, or even a single stock, and their shares may experience significant fluctuations in value.
Index concentration risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Index concentration risk. Except as may be necessary to approximate the composition of its Index, the Fund will not concentrate its investments in the securities of issuers whose principal business activities are in the same industry or group of industries. If the Index becomes concentrated and the Fund needs to concentrate in the same industry or group of industries, its performance may be negatively impacted by the industry or industries in which it is concentrated.
ETF exchange_volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• The Fund’s ETF Shares are listed for trading on NYSE Arca and are bought and sold on the secondary market at market prices. Although it is expected that the market price of an ETF Share typically will approximate its net asset value (NAV), there may be times when the market price and the NAV differ significantly. Thus, you may pay more or less than NAV when you buy ETF Shares on the secondary market, and you may receive more or less than NAV when you sell those shares.
ETF_active trading_increased risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Although the Fund’s ETF Shares are listed for trading on NYSE Arca, it is possible that an active trading market may not be maintained.
ETF_trading halted risk [Member]
Prospectus [Line Items]
Risk [Text Block]	• Trading of the Fund’s ETF Shares may be halted by the activation of individual or marketwide trading halts (which halt trading for a specific period of time when the price of a particular security or overall market prices decline by a specified percentage). Trading of the Fund’s ETF Shares may also be halted if (1) the shares are delisted from NYSE Arca without first being listed on another exchange or (2) NYSE Arca officials determine that such action is appropriate in the interest of a fair and orderly market or for the protection of investors.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund could lose money over short or long periods of time.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.